Shareholder's Equity	12 Months Ended
Dec. 31, 2017
Shareholder's Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
SHAREHOLDERS' EQUITY OF MAA

On December 31, 2017, 113,643,166 shares of common stock of MAA and 4,191,586 OP Units (excluding the OP Units held by MAA) were issued and outstanding, representing a total of 117,834,752 shares and units. At December 31, 2016, 113,518,212 shares of common stock of MAA and 4,220,403 OP units were outstanding, representing a total of 117,738,615 shares and units. Options to purchase 108,438 shares of MAA's common stock were outstanding as of December 31, 2017 compared to 147,282 outstanding options as of December 31, 2016. During the year ended December 31, 2017, 47,956 shares of MAA's common stock were acquired from employees to satisfy minimum tax withholding obligations that arose upon vesting of restricted stock granted pursuant to approved plans. During the year ended December 31, 2016, 22,067 shares were acquired for such purposes.

Preferred Stock

As of December 31, 2017, MAA had one outstanding series of cumulative redeemable preferred stock which has the following characteristics:

Description	Outstanding Shares	Liquidation Preference(1)	Optional Redemption Date	Redemption Price (2)	Stated Dividend Yield	Approximate Dividend Rate
Series I	867,846	$50.00	10/1/2026	$50.00	8.50%	$4.25
(1) The total liquidation preference for the outstanding preferred stock is $43.4 million.
(2) The redemption price is the price at which the preferred stock is redeemable, at MAA's option, for cash.

Noncontrolling Interests

Noncontrolling interests in the accompanying consolidated financial statements relates to the limited partnership interests in the Operating Partnership owned by the holders of the Class A OP Units, or Class A Units. MAA is the sole general partner of the Operating Partnership and holds all of the outstanding Class B OP Units, or Class B Units. Net income (after allocations to preferred ownership interests) is allocated to MAA and the noncontrolling interests based on their respective ownership percentages of the Operating Partnership. Issuance of additional Class A Units or Class B Units changes the ownership percentage of both the noncontrolling interests and MAA. The issuance of Class B Units generally occurs when MAA issues common stock and the issuance proceeds are contributed to the Operating Partnership in exchange for Class B Units equal to the number of shares of MAA's common stock issued. At each reporting period, the allocation between total MAA shareholders’ equity and noncontrolling interests is adjusted to account for the change in the respective percentage ownership of the underlying equity of the Operating Partnership.

MAA’s Board of Directors established economic rights in respect to each Class A Unit that were equivalent to the economic rights in respect to each share of MAA common stock. The holders of Class A Units may redeem each of their units in exchange for one share of common stock in MAA or cash, at the option of MAA. At December 31, 2017, a total of 4,191,586 Class A Units were outstanding and redeemable by the holders of the units for 4,191,586 shares of MAA common stock or approximately $421.5 million, based on the closing price of MAA’s common stock on December 31, 2017 of $100.56 per share, at MAA’s option. At December 31, 2016, a total of 4,220,403 Class A Units were outstanding and redeemable by the holders of the units for 4,220,403 shares of MAA common stock or approximately $413.3 million, based on the closing price of MAA’s common stock on December 31, 2016 of $97.92 per share, at MAA’s option. The Operating Partnership pays the same per unit distribution in respect to the Class A Units as the per share distribution MAA pays in respect to the common stock. The Operating Partnership's net income for 2017, 2016 and 2015 was allocated approximately 3.6%, 5.0% and 5.2%, respectively, to holders of Class A Units and 96.4%, 95.0% and 94.8%, respectively, to MAA as the holder of all Class B Units.

MAA further determined that the noncontrolling interest in its consolidated real estate entity totaling $2.3 million (see Note 1) met the criterion to be classified and accounted for as a component of permanent equity.

Direct Stock Purchase and Distribution Reinvestment Plan

MAA has a Dividend and Distribution Reinvestment and Share Purchase Plan, or DRSPP, pursuant to which MAA’s common shareholders have the ability to reinvest all or part of their distributions from MAA into shares of MAA’s common stock and holders of Class A Units have the ability to reinvest all or part of their distributions from the Operating Partnership into MAA’s common stock. The DRSPP also provides the opportunity to make optional cash investments in MAA's common stock of at least $250, but not more than $5,000 in any given month, free of brokerage commissions and charges. MAA, in its absolute discretion, may grant waivers to allow for optional cash payments in excess of $5,000. To fulfill its obligations under the DRSPP, MAA may either issue additional shares of common stock or repurchase common stock in the open market. MAA has registered with the SEC the offer and sale of up to 9,600,000 shares of common stock pursuant to the DRSPP. MAA may elect to sell shares under the DRSPP at up to a 5% discount. Shares of MAA's common stock totaling 9,568 in 2017, 7,906 in 2016, and 8,562 in 2015 were acquired by participants under the DRSPP. MAA did not offer a discount for optional cash purchases in 2017, 2016 or 2015.